Retirement Plan (Details 3)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Periodic Pension Cost [Line Items]
Discount rate	1.60%	1.80%	2.00%
Rate of increase in compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on pension assets	1.60%	1.80%	2.00%